ACCOUNTS AND NOTES RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS AND NOTES RECEIVABLE

NOTE 3 – ACCOUNTS AND NOTES RECEIVABLE

	September 30, 2022	December 31, 2021
Accounts Receivable	$1,881,792	$768,032
Less reserve for uncollectable accounts	(75,000)	(75,000)
Total	$1,806,792	$693,032

Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.

	September 30, 2022	December 31, 2021
Lease asset	$217,584	$217,584

The Company is currently modifying the assets subject to lease to meet the provisions of the agreement, and as of September 30, 2022 any collection on the lease payments was not yet considered probable, resulting in no derecognition of the underlying asset and no net lease investments recognized on the sales-type lease pursuant to ASC 842-30-25-3.

	September 30, 2022	December 31, 2021
Long-term financing receivables	$932,270	$932,270
Less Reserve for uncollectable accounts	(247,500)	(247,500)
Long-term financing receivables - net	$684,770	$684,770

On a contract by contract basis or in response to certain situations or installation difficulties, the Company may elect to allow non-interest bearing repayments in excess of 1 year.

Our long term financing Receivable are pledged to Nations Interbanc, our line of credit.

NOTE 3 – ACCOUNTS AND NOTES RECEIVABLE

	December 31, 2021	December 31, 2020
Accounts Receivable	$748,032	$340,378
Less reserve for uncollectable accounts	(75,000)	(75,000)
Total	$673,032	$265,378

Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.

	December 31, 2021	December 31, 2020
Lease asset	$217,584	$217,584

The Company is currently modifying the assets subject to lease to meet the provisions of the agreement, and as of December 31, 2021 any collection on the lease payments was not yet considered probable, resulting in no derecognition of the underlying asset and no net lease investments recognized on the sales-type lease pursuant to ASC 842-30-25-3.

	December 31, 2021	December 31, 2020
Long-term financing receivables	$1,000,000	$1,000,000
Less Reserve for uncollectable accounts	(247,500)	(247,500)
Long-term financing receivables - net	$752,500	$752,500

On a contract by contract basis or in response to certain situations or installation difficulties, the Company may elect to allow non-interest bearing repayments in excess of 1 year. The delay for commissioning has been due to Covid pandemic and engineering delays.

Our long term financing Receivable are pledged to Nations Interbanc, our line of credit.